Warrants Liability (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Share Price	$ 5.85	$ 5.20
Risk free interest rate	2.78%	2.70%
Expected life (years)	3 years	2 years 11 months 12 days
Expected volatility	98.04%	100.68%
Warranty Liability Member
Statement [Line Items]
Share Price	$ 3.68	$ 59.80
Exercise price	$ 276.90	$ 276.90
Risk free interest rate	2.91%	3.91%
Expected life (years)	7 months 6 days	1 year 7 months 6 days
Expected volatility	134.00%	66.00%
Warranty Liability Member | December 2024 Warrants Member
Statement [Line Items]
Share Price	$ 5.80	$ 5.20
Exercise price	7.00	7.00
Foreign exchange rate	$ 0.70	$ 0.70
Risk free interest rate	2.97%	2.96%
Expected life (years)	5 years	4 years 11 months 12 days
Expected volatility	104.39%	104.52%